Consolidated Balance Sheet - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Assets
Cash and Cash Equivalents		$ 79,869	$ 77,934
Interest Bearing Deposits with Banks		4,347	4,109
Securities (Note 2)
Trading		159,509	123,718
Fair value through profit or loss		18,036	16,733
Fair value through other comprehensive income	[1]	70,345	62,819
Debt securities at amortized cost	[2]	119,445	116,814
Investments in associates and joint ventures		1,616	1,461
Securities, net		368,951	321,545
Securities Borrowed or Purchased Under Resale Agreements		117,788	115,662
Loans (Note 3)
Residential mortgages		180,461	177,250
Consumer instalment and other personal		92,307	104,042
Credit cards		13,044	12,294
Business and government		375,037	366,886
Loans gross of allowance for loan losses		660,849	660,472
Allowance for credit losses (Note 3)		(4,014)	(3,807)
Loans,net		656,835	656,665
Other Assets
Derivative instruments		37,816	39,976
Customers' liability under acceptances		3,809	8,111
Premises and equipment		6,261	6,241
Goodwill		16,603	16,728
Intangible assets		4,994	5,216
Current tax assets		1,948	2,052
Deferred tax assets		3,597	3,420
Receivable from brokers, dealers and clients		33,076	53,002
Other		38,159	36,345
Other assets		146,263	171,091
Total Assets		1,374,053	1,347,006
Liabilities and Equity
Deposits (Note 4)		937,572	910,879
Other Liabilities
Derivative instruments		48,489	50,193
Acceptances		3,809	8,111
Securities sold but not yet purchased		42,072	43,774
Securities lent or sold under repurchase agreements		120,693	106,108
Securitization and structured entities' liabilities		36,840	27,094
Payable to brokers, dealers and clients		38,248	53,754
Other		58,523	62,742
Other liabilities		348,674	351,776
Subordinated Debt		8,237	8,228
Total Liabilities		1,294,483	1,270,883
Equity
Contributed surplus		350	328
Retained earnings		44,772	44,006
Accumulated other comprehensive income		2,207	1,862
Total shareholders' equity		79,539	76,095
Non-controlling interest in subsidiaries (Note 5)		31	28
Total Equity		79,570	76,123
Total Liabilities and Equity		1,374,053	1,347,006
Preferred shares and other equity instruments (Note 5) [member]
Equity
Issued capital		8,314	6,958
Total Equity		8,314	6,958
Common shares (Note 5) [member]
Equity
Issued capital		23,896	22,941
Total Equity		$ 23,896	$ 22,941

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).